UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2022

Item 1. Reports to Stockholders.

(a.)

Semi-Annual Report

January 31, 2022

US Vegan Climate ETF

Ticker: VEGN

US Vegan Climate ETF

US Vegan Climate ETF

Letter to Shareholders

(Unaudited)

Dear Shareholders,

As CEO of Beyond Investing, I would like to express our sincere gratitude for the confidence you have placed in us by investing in the US Vegan Climate ETF (“VEGN” or the “Fund”). The following information pertains to the period from August 1, 2021 through January 31, 2022 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the Beyond Investing US Vegan Climate® Index (“VEGAN” or the “Index”). The Index, developed by Beyond Investing, is a passive, rules-based index of U.S. mainly large cap stocks, screened according to vegan and climate- conscious principles.

Taking the largest 500 stocks in the U.S. market, VEGAN excludes companies engaged in animal exploitation, defense, human rights abuses, fossil fuels extraction and energy production, and other environmentally damaging activities. VEGAN includes mid cap stocks that replace companies in sectors that become underweight through these exclusions.

The Fund experienced a slight negative performance during the current fiscal period. The market price for VEGN fell by 0.33% while the net asset value (“NAV”) reduced by 0.32%, whereas the S&P 500® Index, a broad market index, gained 3.44% over the same period. The Fund’s Index fell 0.01% over the same period. Meanwhile, outstanding shares ended the period at 1,850,000.

For the current fiscal period, the top five contributors to Fund performance contributed the following amounts:

NVIDIA Corporation	1.22%
Tesla, Inc.	1.45%
UnitedHealth Group, Inc.	0.53%
Microsoft Corporation	0.45%
Broadcom, Inc.	0.23%

For the current fiscal period, the bottom five contributors to Fund performance detracted by the following amounts:

PayPal Holdings, Inc.	-1.58%
Comcast Corporation	-0.46%
Block, Inc.	-0.33%
Zoom Video Communications, Inc.	-0.33%
Snap, Inc.	-0.30%

Over the course of this half year, both the Fund and the S&P 500® Index hit all-time highs, the Fund at 44.28 on November 8, 2021 and the S&P 500® Index at 4793.54 on January 4, 2022.

US Vegan Climate ETF

Letter to Shareholders

(Unaudited) (Continued)

Factors impacting market performance in late 2021 into early 2022, using the S&P 500® Index as a market benchmark, were a robust economic recovery in the US with strong new jobs reports, spurring the S&P 500® Index to new highs. However, the breadth of stock performance across the market narrowed over the course of 2021 with just five stocks—Microsoft Corporation (MSFT), Google (Alphabet, Inc. - Class C, GOOG), Apple, Inc. (AAPL), NVIDIA Corporation (NVDA) and Tesla, Inc. (TSLA) accounting for 51% of the S&P 500’s return from April 2021 through to December 2021. Moving into 2022, inflation fears have dogged the market with the Consumer Price Index (CPI) at end 2021 rising at the fastest pace on an annual basis since the early 1980s.

Fund relative performance during this period was supported by the strength of information technology stocks, while its overweight to communications stocks detracted. The Fund’s underweight to the energy sector hurt as oil prices rose from $74 to $88 over the period causing stocks in the energy sector to rally dramatically. There was a slight benefit from an overweight to financials, whereas the underweight to consumer staples detracted.

By category of exclusion, the main contributors to Fund underperformance were the exclusion of stocks associated with animal testing, fossil fuel production and energy production from fossil fuel. Counteracting this, the Fund’s avoidance of stocks that have high carbon emissions and that produce and sell animal-derived products was a benefit to the Fund.

Thanking you once again for your trust.

Sincerely,

Claire Smith, Chief Executive Officer
Beyond Investing LLC, Adviser to the Fund

US Vegan Climate ETF

Letter to Shareholders

(Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The performance of the Fund may diverge from that of the Index and may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Standard & Poor’s 500 Index (S&P 500® Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Quotes for the Index can be found under the symbol “SPX” on the Bloomberg Professional service and other financial data providers.

The Beyond Investing US Vegan Climate® Index is a passive rules-based index of primarily U.S. large cap stocks that seeks to avoid investments in companies whose activities directly contribute to animal suffering, destruction of the natural environment and climate change. Quotes for the Index can be found under the symbol “VEGAN” on the Bloomberg Professional service and other financial data providers.

One may not directly invest in an index.

Past performance does not guarantee future results.

The US Vegan Climate ETF is distributed by Quasar Distributors, LLC.

US Vegan Climate ETF

Portfolio Allocation

As of January 31, 2022 (Unaudited)

Sector	Percentage of Net Assets
Technology(a)	32.8%
Financial	23.6
Communications	15.2
Consumer, Non-Cyclical	12.0
Industrial	8.0
Consumer, Cyclical	7.4
Short-Term Investments	0.4
Energy	0.3
Utilities	0.2
Other Assets in Excess of Liabilities	0.1
100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

US Vegan Climate ETF

Schedule of Investments

January 31, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.5%
	Communications — 15.2%
1,511	Airbnb, Inc. - Class A (a)	$232,649
620	Alphabet, Inc. - Class A (a)	1,677,763
616	Alphabet, Inc. - Class C (a)	1,671,805
1,074	Arista Networks, Inc. (a)	133,509
33,841	AT&T, Inc.	862,945
193	Booking Holdings, Inc. (a)	474,033
641	CDW Corporation	121,181
572	Charter Communications, Inc. - Class A (a)	339,390
18,449	Cisco Systems, Inc.	1,027,056
21,609	Comcast Corporation - Class A	1,080,234
916	DoorDash, Inc. - Class A (a)	103,957
2,968	eBay, Inc.	178,288
685	Expedia Group, Inc. (a)	125,554
173	FactSet Research Systems, Inc.	72,987
682	Liberty Broadband Corporation - Class C (a)	101,216
5,197	Lumen Technologies, Inc.	64,235
1,283	Lyft, Inc. - Class A (a)	49,421
1,260	Match Group, Inc. (a)	142,002
694	Okta, Inc. (a)	137,336
999	Omnicom Group, Inc.	75,285
449	Palo Alto Networks, Inc. (a)	232,313
2,614	Pinterest, Inc. - Class A (a)	77,270
549	Roku, Inc. (a)	90,063
5,653	Snap, Inc. - Class A (a)	183,949
2,782	T-Mobile US, Inc. (a)	300,929
2,038	Trade Desk, Inc. - Class A (a)	141,722
3,684	Twitter, Inc. (a)	138,187
6,905	Uber Technologies, Inc. (a)	258,247
462	VeriSign, Inc. (a)	100,337
18,891	Verizon Communications, Inc.	1,005,568
559	Zendesk, Inc. (a)	55,067
801	Zillow Group, Inc. - Class C (a)	40,434
		11,294,932

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Consumer, Cyclical — 7.4%
297	Advance Auto Parts, Inc.	$68,758
258	AutoNation, Inc. (a)	28,122
99	AutoZone, Inc. (a)	196,649
1,043	Best Buy Company, Inc.	103,549
764	CarMax, Inc. (a)	84,934
394	Carvana Company (a)	63,852
1,000	Copart, Inc. (a)	129,250
677	Cummins, Inc.	149,536
1,618	DR Horton, Inc.	144,358
1,569	DraftKings, Inc. - Class A (a)	34,659
2,767	Fastenal Company	156,834
302	GameStop Corporation - Class A (a)	32,897
659	Genuine Parts Company	87,799
1,268	Lennar Corporation - Class A	121,867
134	Lithia Motors, Inc.	39,145
696	Live Nation Entertainment, Inc. (a)	76,219
382	National Vision Holdings, Inc. (a)	15,616
15	NVR, Inc. (a)	79,908
320	O’Reilly Automotive, Inc. (a)	208,560
1,653	PACCAR, Inc.	153,712
1,251	Peloton Interactive, Inc. - Class A (a)	34,190
391	Planet Fitness, Inc. - Class A (a)	34,658
187	Pool Corporation	89,059
3,485	Tesla, Inc. (a)	3,264,469
200	W.W. Grainger, Inc.	99,022
		5,497,622
	Consumer, Non-Cyclical — 12.0%
786	Affirm Holdings, Inc. (a)	50,359
1,147	Anthem, Inc.	505,815
2,003	Automatic Data Processing, Inc.	412,958
262	Beyond Meat, Inc. (a)	17,064
1,882	Block, Inc. (a)	230,150
2,700	Centene Corporation (a)	209,952
668	Chegg, Inc. (a)	17,682

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Consumer, Non-Cyclical — 12.0% (Continued)
1,604	Cigna Corporation	$369,658
1,907	CoStar Group, Inc. (a)	133,795
571	Equifax, Inc.	136,903
380	FleetCor Technologies, Inc. (a)	90,539
384	Gartner, Inc. (a)	112,854
5,817	Ginkgo Bioworks Holdings, Inc. (a)	34,786
1,378	Global Payments, Inc.	206,535
1,174	HCA Healthcare, Inc.	281,819
601	Humana, Inc.	235,892
1,694	IHS Markit, Ltd.	197,842
304	Ingredion, Inc.	28,789
888	IQVIA Holdings, Inc. (a)	217,471
173	MarketAxess Holdings, Inc.	59,595
747	McKesson Corporation	191,770
278	Molina Healthcare, Inc. (a)	80,753
758	Moody’s Corporation	259,994
5,555	PayPal Holdings, Inc. (a)	955,127
1,139	S&P Global, Inc.	472,936
679	Teladoc Health, Inc. (a)	52,086
930	TransUnion	95,902
338	United Rentals, Inc. (a)	108,201
6,062	UnitedHealth Group, Inc.	2,864,719
756	Verisk Analytics, Inc.	148,274
291	Waters Corporation (a)	93,155
		8,873,375
	Energy — 0.3%
575	Enphase Energy, Inc. (a)	80,770
444	First Solar, Inc. (a)	34,801
2,699	Plug Power, Inc. (a)	59,027
942	Sunrun, Inc. (a)	24,426
		199,024
	Financial — 23.6%
182	Affiliated Managers Group, Inc.	26,610
2,906	Aflac, Inc.	182,555

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Financial — 23.6% (Continued)
1,367	Allstate Corporation	$164,956
1,770	Ally Financial, Inc.	84,464
2,815	American Express Company	506,193
4,052	American International Group, Inc.	234,003
2,164	American Tower Corporation	544,246
536	Ameriprise Financial, Inc.	163,110
1,019	Aon plc - Class A	281,692
1,869	Arch Capital Group, Ltd. (a)	86,572
970	Arthur J. Gallagher & Company	153,202
671	AvalonBay Communities, Inc.	163,878
3,631	Bank of New York Mellon Corporation	215,173
709	Boston Properties, Inc.	79,465
470	Camden Property Trust	75,242
2,092	Capital One Financial Corporation	306,959
498	Cboe Global Markets, Inc.	59,028
1,528	CBRE Group, Inc. - Class A (a)	154,848
1,749	Chubb, Ltd.	345,043
748	Cincinnati Financial Corporation	88,137
2,091	Citizens Financial Group, Inc.	107,624
1,682	CME Group, Inc.	386,019
609	Coinbase Global, Inc. - Class A (a)	115,801
2,037	Crown Castle International Corporation	371,773
1,374	Discover Financial Services	159,040
1,791	Duke Realty Corporation	103,484
420	Equinix, Inc.	304,458
1,718	Equity Residential	152,438
314	Essex Property Trust, Inc.	104,405
633	Extra Space Storage, Inc.	125,454
3,339	Fifth Third Bancorp	149,020
841	First Republic Bank	145,989
1,684	Hartford Financial Services Group, Inc.	121,029
6,892	Huntington Bancshares, Inc.	103,794
415	Interactive Brokers Group, Inc. - Class A	28,299
2,641	Intercontinental Exchange, Inc.	334,509

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Financial — 23.6% (Continued)
2,911	Invitation Homes, Inc.	$122,204
4,516	KeyCorp	113,171
2,649	KKR & Company, Inc.	188,503
601	M&T Bank Corporation	101,797
58	Markel Corporation (a)	71,499
2,390	Marsh & McLennan Companies, Inc.	367,200
6,677	Mastercard, Inc. - Class A	2,579,859
3,226	MetLife, Inc.	216,336
545	Mid-America Apartment Communities, Inc.	112,641
552	Nasdaq, Inc.	98,924
254	Orion Office REIT, Inc. (a)	4,227
2,029	PNC Financial Services Group, Inc.	417,954
2,767	Progressive Corporation	300,662
3,496	Prologis, Inc.	548,243
1,824	Prudential Financial, Inc.	203,504
714	Public Storage	255,990
915	Raymond James Financial, Inc.	96,871
2,673	Realty Income Corporation	185,533
4,680	Regions Financial Corporation	107,359
509	SBA Communications Corporation	165,649
1,545	Simon Property Group, Inc.	227,424
538	Sun Communities, Inc.	101,660
262	SVB Financial Group (a)	152,982
2,580	Synchrony Financial	109,882
1,158	Travelers Companies, Inc.	192,436
6,274	Truist Financial Corporation	394,133
1,393	UDR, Inc.	79,178
235	Upstart Holdings, Inc. (a)	25,617
1,857	Ventas, Inc.	98,458
11,964	Visa, Inc. - Class A	2,705,898
2,002	Welltower, Inc.	173,433
605	Willis Towers Watson plc	141,546
881	WP Carey, Inc.	68,366
		17,457,651

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Industrial — 8.0%
968	Builders FirstSource, Inc. (a)	$65,814
4,106	Carrier Global Corporation	195,774
804	Cognex Corporation	53,434
609	Crown Holdings, Inc.	69,670
10,673	CSX Corporation	365,230
1,323	Deere & Company	497,977
703	Dover Corporation	119,447
1,883	Eaton Corporation plc	298,324
1,587	Energizer Holdings, Inc.	59,687
797	Expeditors International of Washington, Inc.	91,241
1,160	FedEx Corporation	285,198
645	Fortune Brands Home & Security, Inc.	60,740
1,441	Graphic Packaging Holding Company	27,249
354	IDEX Corporation	76,266
3,369	Johnson Controls International plc	244,825
864	Keysight Technologies, Inc. (a)	145,861
105	Mettler-Toledo International, Inc. (a)	154,631
1,165	Norfolk Southern Corporation	316,868
489	Old Dominion Freight Line, Inc.	147,644
2,022	Otis Worldwide Corporation	172,739
477	Owens Corning	42,310
437	Packaging Corporation of America	65,825
605	Parker-Hannifin Corporation	187,556
547	Rockwell Automation, Inc.	158,203
199	Simpson Manufacturing Company, Inc.	22,445
768	Stanley Black & Decker, Inc.	134,131
1,121	Trane Technologies plc	194,045
542	Trex Company, Inc. (a)	49,577
1,228	Trimble, Inc. (a)	88,613
3,100	Union Pacific Corporation	758,105
3,451	United Parcel Service, Inc. - Class B	697,827
846	Westinghouse Air Brake Technologies Corporation	75,209
		5,922,465

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Technology — 32.8% (b)
3,178	Accenture plc - Class A	$1,123,677
3,654	Activision Blizzard, Inc.	288,703
3,832	Adobe, Inc. (a)	2,047,438
5,762	Advanced Micro Devices, Inc. (a)	658,308
756	Akamai Technologies, Inc. (a)	86,600
406	ANSYS, Inc. (a)	138,044
4,257	Applied Materials, Inc.	588,232
1,054	Autodesk, Inc. (a)	263,279
435	Bill.com Holdings, Inc. (a)	81,871
1,888	Broadcom, Inc.	1,106,141
544	Broadridge Financial Solutions, Inc.	86,616
1,293	Cadence Design Systems, Inc. (a)	196,717
629	Ceridian HCM Holding, Inc. (a)	47,691
1,434	Cerner Corporation	130,781
1,100	Cloudflare, Inc. - Class A (a)	106,040
2,541	Cognizant Technology Solutions Corporation - Class A	217,052
345	Coupa Software, Inc. (a)	46,323
947	Crowdstrike Holdings, Inc. - Class A (a)	171,066
1,050	Datadog, Inc. - Class A (a)	153,415
1,386	Dell Technologies, Inc. - Class C (a)	78,739
904	DocuSign, Inc. (a)	113,696
1,342	Electronic Arts, Inc.	178,030
635	Entegris, Inc.	76,098
257	EPAM Systems, Inc. (a)	122,368
2,869	Fidelity National Information Services, Inc.	344,050
2,843	Fiserv, Inc. (a)	300,505
654	Fortinet, Inc. (a)	194,395
205	HubSpot, Inc. (a)	100,204
19,248	Intel Corporation	939,687
4,286	International Business Machines Corporation	572,481
1,259	Intuit, Inc.	699,035
713	KLA Corporation	277,550
846	Kyndryl Holdings, Inc. (a)	14,280
666	Lam Research Corporation	392,887

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Technology — 32.8% (b) (Continued)
3,892	Marvell Technology, Inc.	$277,889
2,546	Microchip Technology, Inc.	197,264
5,294	Micron Technology, Inc.	435,537
287	MongoDB, Inc. (a)	116,267
200	Monolithic Power Systems, Inc.	80,586
378	MSCI, Inc.	202,653
1,056	NetApp, Inc.	91,355
1,480	Nuance Communications, Inc. (a)	81,770
11,822	NVIDIA Corporation	2,894,735
2,015	ON Semiconductor Corporation (a)	118,885
7,576	Oracle Corporation	614,868
1,524	Paychex, Inc.	179,466
239	Paycom Software, Inc. (a)	80,137
528	PTC, Inc. (a)	61,385
524	Qorvo, Inc. (a)	71,935
5,377	QUALCOMM, Inc.	945,062
379	RingCentral, Inc. - Class A (a)	66,890
1,274	ROBLOX Corporation - Class A (a)	83,906
8,122	salesforce.com, Inc. (a)	1,889,421
983	Seagate Technology Holdings plc	105,328
944	ServiceNow, Inc. (a)	552,976
778	Skyworks Solutions, Inc.	113,993
1,259	Snowflake, Inc. - Class A (a)	347,358
759	Splunk, Inc. (a)	94,055
1,057	SS&C Technologies Holdings, Inc.	84,423
715	Synopsys, Inc. (a)	222,007
543	Take-Two Interactive Software, Inc. (a)	88,694
777	Teradyne, Inc.	91,243
4,374	Texas Instruments, Inc.	785,089
776	Twilio, Inc. - Class A (a)	159,949
196	Tyler Technologies, Inc. (a)	92,865
1,192	UiPath, Inc. - Class A (a)	43,544
729	Unity Software, Inc. (a)	76,654
648	Veeva Systems, Inc. - Class A (a)	153,278

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Schedule of Investments
January 31, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Technology — 32.8% (b) (Continued)
965	VMware, Inc. - Class A	$123,983
1,439	Western Digital Corporation (a)	74,454
895	Workday, Inc. - Class A (a)	226,444
256	Zebra Technologies Corporation - Class A (a)	130,335
966	Zoom Video Communications, Inc. - Class A (a)	149,034
1,088	ZoomInfo Technologies, Inc. (a)	57,512
379	Zscaler, Inc. (a)	97,445
		24,302,673
	Utilities — 0.2%
863	American Water Works Company, Inc.	138,770
	TOTAL COMMON STOCKS (Cost $63,127,399)	73,686,512

	SHORT-TERM INVESTMENTS — 0.4%
286,865	First American Government Obligations Fund - Class X — 0.03% (c)	286,865
	TOTAL SHORT-TERM INVESTMENTS (Cost $286,865)	286,865
	TOTAL INVESTMENTS (Cost $63,414,264) — 99.9%	73,973,377
	Other Assets in Excess of Liabilities — 0.1%	78,889
	NET ASSETS — 100.0%	$74,052,266

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of January 31, 2022.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Statement of Assets and Liabilities

January 31, 2022 (Unaudited)

ASSETS
Investments in securities, at value (Cost $63,414,264)	$73,973,377
Dividends and interest receivable	51,970
Receivable for capital shares sold	1,944,915
Total assets	75,970,262

LIABILITIES
Payable for securities purchased	1,880,648
Management fees payable	37,348
Total liabilities	1,917,996

NET ASSETS	$74,052,266

Net Asset Consist of:
Paid-in capital	$61,296,619
Total distributable earnings (accumulated deficit)	12,755,647
Net assets	$74,052,266

Net Asset Value:
Net assets	$74,052,266
Shares outstanding ^	1,850,000
Net asset value, offering and redemption price per share	$40.03

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Statement of Operations

For the Six-Months Ended January 31, 2022 (Unaudited)

INCOME
Dividends *	$371,278
Interest	32
Total investment income	371,310

EXPENSES
Management fees	207,087
Total expenses	207,087

Net investment income (loss)	164,223

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,429,322
Change in unrealized appreciation (depreciation) on investments	(3,360,139)
Net realized and unrealized gain (loss) on investments	(930,817)
Net increase (decrease) in net assets resulting from operations	$(766,594)

*	Net of foreign taxes withheld of $450.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Statements of Changes in Net Assets

	Six-Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
OPERATIONS
Net investment income (loss)	$164,223	$228,949
Net realized gain (loss) on investments	2,429,322	1,035,166
Change in unrealized appreciation (depreciation) on investments	(3,360,139)	11,563,315
Net increase (decrease) in net assets resulting from operations	(766,594)	12,827,430

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(157,325)	(223,463)
Total distributions to shareholders	(157,325)	(223,463)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	20,778,493	27,903,765
Payments for shares redeemed	(5,163,675)	(3,570,520)
Net increase (decrease) in net assets derived from capital share transactions (a)	15,614,818	24,333,245
Net increase (decrease) in net assets	$14,690,899	$36,937,212

NET ASSETS
Beginning of period/year	$59,361,367	$22,424,155
End of period/year	$74,052,266	$59,361,367

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	500,000	800,000
Shares redeemed	(125,000)	(100,000)
Net increase (decrease)	375,000	700,000

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended January 31, 2022 (Unaudited)		Year Ended July 31, 2021	Period Ended July 31, 2020(1)
Net asset value, beginning of period/year	$40.24		$28.93	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.10		0.20	0.27
Net realized and unrealized gain (loss) on investments (3)	(0.22)		11.31	3.87
Total income (loss) from investment operations	(0.12)		11.51	4.14

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.09)		(0.20)	(0.21)
Total distributions to shareholders	(0.09)		(0.20)	(0.21)

Net asset value, end of period/year	$40.03		$40.24	$28.93

Total return	-0.32	%(4)	39.89%	16.71	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$74,052		$59,361	$22,424

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60	%(5)	0.60%	0.60	%(5)
Net investment income (loss) to average net assets	0.48	%(5)	0.58%	1.16	%(5)
Portfolio turnover rate (6)	9	%(4)	22%	18	%(4)

(1)	Commencement of operations on September 9, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)

Net Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

US Vegan Climate ETF

Notes to Financial Statements
January 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

US Vegan Climate ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Beyond Investing US Vegan Climate® Index (the “Index”). The Fund commenced operations on September 9, 2019.

The end of the reporting period for the Fund is January 31, 2022, and the period covered by these Notes to Financial Statements is the six-month period ended January 31, 2022 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® Exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$73,686,512	$—	$—	$73,686,512
Short-Term Investments	286,865	—	—	286,865
Total Investments in Securities	$73,973,377	$—	$—	$73,973,377

^	See Schedule of Investments for breakout of investments by sector.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Unaudited) (Continued)

income and expense are recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid quarterly by the Fund. Distributions to shareholders of net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Unaudited) (Continued)

The permanent differences primarily relate to redemptions in-kind. For the fiscal year ended July 31, 2021, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(1,133,586)	$1,133,586

During the fiscal year ended July 31, 2021, the Fund realized $1,133,586 of net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Beyond Investing LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Unaudited) (Continued)

for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $6,719,771 and $6,009,731, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $20,150,858 and $5,232,260, respectively.

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Unaudited) (Continued)

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at July 31, 2021 were as follows:

Tax cost of investments	$45,540,007
Gross tax unrealized appreciation	$14,414,264
Gross tax unrealized depreciation	(600,522)
Net tax unrealized appreciation (depreciation)	13,813,742
Undistributed ordinary income	30,678
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(164,854)
Distributable earnings (accumulated deficit)	$13,679,566

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended July 31, 2021, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.

As of July 31, 2021, the Fund had a short-term capital loss carryforward of $164,854. This amount does not have an expiration date.

The tax character of distributions paid by the Fund during the fiscal periods ended July 31, 2021 and July 31, 2020, was as follows:

	Year Ended July 31, 2021	Period Ended July 31, 2020
Ordinary Income	$223,463	$126,482

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.

US Vegan Climate ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Unaudited) (Continued)

Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Concentration Risk. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

US Vegan Climate ETF

Expense Example

For the Six-Months Ended January 31, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

US Vegan Climate ETF

Expense Example

For the Six-Months Ended January 31, 2022 (Unaudited) (Continued)

	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During the Period(1)
Actual	$1,000.00	$996.80	$3.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.18	$3.06

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

US Vegan Climate ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

US Vegan Climate ETF

Federal Tax Information

(Unaudited)

For the fiscal period ended July 31, 2021, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended July 31, 2021 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.veganetf.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.veganetf.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.veganetf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

US Vegan Climate ETF

Information About the Trustees

(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.veganetf.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.veganetf.com.

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Adviser
Beyond Investing LLC
14391 Spring Hill Drive, Suite 301
Spring Hill, Florida 34609

Sub-Adviser
Penserra Capital Management LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Index Provider
Beyond Advisors IC
Digital Hub Jersey, Block 3, Ground Floor Grenvile Street
St. Helier, Jersey JE2 4UF

Distributor
Quasar Distributors, LLC
111 East Kilbourne Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

US Vegan Climate ETF
Symbol – VEGN
CUSIP – 26922A297

(b.)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	4/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	4/7/2022

By (Signature and Title)*	/s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	4/7/2022

* Print the name and title of each signing officer under his or her signature.